Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,483,195.75
Previously Paid Amount	0.00
Total Fee Amount	204.83
Total Offset Amount	0.00
Net Fee	$ 204.83
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A